Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands												12 Months Ended
	Sep. 14, 2026	Mar. 12, 2026	Sep. 26, 2025	Sep. 12, 2025	Mar. 27, 2025	Mar. 12, 2025	Oct. 01, 2024	Sep. 27, 2024	Mar. 27, 2024	Oct. 01, 2023	Mar. 27, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares												$ 623	$ 808
Recognition period for unrecognized cost for non-vested shares												8 months 12 days
Equity Incentive Plan [Member] | Awarded March 27, 2023 [Member]
Number of Shares [Roll Forward]
Forfeited (in shares)											(666)
Equity Incentive Plan [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)												252,000	607,580
Granted (in shares)												528,200	502,500
Vested (in shares)												(536,800)	(856,314)
Forfeited (in shares)												(500)	(1,766)
Outstanding at end of year (in shares)												242,900	252,000	607,580
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)												$ 7.36	$ 4.78
Granted (in dollars per share)												7.35	8.42
Vested (in dollars per share)												7.85	6.15
Forfeited (in dollars per share)												7.35	7.21
Outstanding at end of year (in dollars per share)												$ 6.25	$ 7.36	$ 4.78
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 12, 2025 [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)						600,000
Number of Shares [Roll Forward]
Granted (in shares)						528,200
Vested (in shares)				(159,500)		(125,300)
Forfeited (in shares)						(500)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)						$ 7.35
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 12, 2025 [Member] | Plan [Member]
Number of Shares [Roll Forward]
Vested (in shares)	(138,800)	(104,100)
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2024 [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)									550,000
Number of Shares [Roll Forward]
Granted (in shares)									502,500
Vested (in shares)			(144,000)		(108,000)			(142,150)	(107,250)
Forfeited (in shares)								(1,100)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)									$ 8.42
Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member]
Number of Shares [Roll Forward]
Granted (in shares)											1,823,800
Vested (in shares)							(607,247)			(607,913)	(607,974)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)											$ 5.22
Non-Employee [Member] | Voyage Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense												$ 107	$ 144	$ 295
Non-Executive Members of Board of Directors and Executive Officers [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 12, 2025 [Member]
Number of Shares [Roll Forward]
Granted (in shares)						311,500
Non-Executive Members of Board of Directors and Executive Officers [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2024 [Member]
Number of Shares [Roll Forward]
Granted (in shares)									285,000
Non-Executive Members of Board of Directors and Executive Officers [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member]
Number of Shares [Roll Forward]
Granted (in shares)											1,330,000
Non-Executive Employees and Non-Employee [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 12, 2025 [Member]
Number of Shares [Roll Forward]
Granted (in shares)						216,700
Non-Executive Employees and Non-Employee [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2024 [Member]
Number of Shares [Roll Forward]
Granted (in shares)									217,500
Non-Executive Employees and Non-Employee [Member] | Equity Incentive Plan [Member] | Restricted Stock [Member] | Awarded March 27, 2023 [Member]
Number of Shares [Roll Forward]
Granted (in shares)											493,800
Board of Directors and Certain Employees [Member] | General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense												$ 3,958	$ 4,843	$ 8,852